Prudential Investment Portfolios 5
655 Broad Street
Newark, New Jersey 07102
October 6, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 5
Registration numbers 333-82621 and 811-09439
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 28, 2026.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary